SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	84.09%	79.61%
Risk-free interest	0.16%	0.16%
Expected life	1 year 29 days	1 year 29 days
Put Option [Member]
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	87.69%
Risk-free interest	0.21%
Expected life	1 year 3 months 29 days
Put Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Expected volatility		67.00%
Risk-free interest		0.11%
Expected life		3 months
Put Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Expected volatility		83.00%
Risk-free interest		0.28%
Expected life		1 year 14 days